Financial Statement Details - Additional Information (Detail) - USD ($)		12 Months Ended
	Jun. 27, 2016	Dec. 31, 2020	Dec. 31, 2019
Acquired Indefinite-lived Intangible Assets [Line Items]
Proceeds from sales of property, plant and equipment		$ 13,100,000	$ 200,000
Loss on disposal of assets		13,200,000
Amortization expense			600,000
Impairment loss on recognized investments		2,500,000	6,400,000
Laboratory Relocation
Acquired Indefinite-lived Intangible Assets [Line Items]
Cost of propery plant and equipment disposed		1,500,000
Laboratory Relocation | Other Nonoperating Income (Expense)
Acquired Indefinite-lived Intangible Assets [Line Items]
Accumulated depreciation deletion and amortization sale or disposal of property plant and equipment		700,000
Clinical regulatory and commercial milestones | Riptide Bioscience
Acquired Indefinite-lived Intangible Assets [Line Items]
Milestone Payment Payable		47,000,000.0
Maximum | Clinical regulatory and commercial milestones | Riptide Bioscience
Acquired Indefinite-lived Intangible Assets [Line Items]
Milestone Payment Payable		100,000,000.0
Convertible notes receivable | Riptide Bioscience
Acquired Indefinite-lived Intangible Assets [Line Items]
Convertible promissory notes receivable principal amount	$ 5,000,000.0
Convertible promissory notes receivable rate of interest	5.00%
Loan receivable term	3 years
Notes receivable outstanding		6,100,000	5,900,000
Interest receivable on convertible notes		1,100,000	900,000
Convertible notes receivable | Riptide Bioscience | Qualified financing
Acquired Indefinite-lived Intangible Assets [Line Items]
Loan receivable convertible into preferred stock discount rate	25.00%
Convertible notes receivable | Riptide Bioscience | In case of change of control
Acquired Indefinite-lived Intangible Assets [Line Items]
Loan cnvertible into equity discount rate	25.00%
Intellectual Property
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinitely lived intangible assets		0
Impairment of indefinitely lived intangible assets excluding goodwill		$ 10,700,000	$ 0